BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jan. 31, 2021	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Working capital deficit					$ 127,869		$ 163,896
Cash					49,202	$ 1,061,151	$ 18,034
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net cash used in operating activities					1,200,000
Working capital deficit					6,700,000
Accumulated deficit.					56,000,000.0
Common Stock, Value, Subscriptions	$ 60,000,000.0		$ 60,000,000.0		$ 60,000,000.0
Subscription term.					36 months
[custom:SubscriptionPaymentDescription]					The investor will pay, in cash, a per-share amount equal to 90% of the average daily closing price of the Company’s stock during the 30 consecutive trading days prior to the issuance of a draw notice, which shall not exceed 400% of the average trading volume for the 30 trading days immediately preceding the draw down date.
Working capital	4,300,000		4,300,000
Depreciation expense	50	$ 50	101	$ 100	$ 201	$ 201
Put option percentage					10.00%
Discount rate of put option					42.90%
Grants Receivable									$ 5,400,000	$ 5,100,000	$ 5,400,000
Ensysce Biosciences, Inc [Member] | Year One [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Grants Receivable										2,100,000	3,200,000
Contribution of grants											1,100,000
Ensysce Biosciences, Inc [Member] | Year Two [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Grants Receivable										$ 3,000,000.0	$ 2,200,000
Ensysce Biosciences, Inc [Member] | Year Three [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Grants Receivable	2,800,000		2,800,000
Ensysce Biosciences, Inc [Member] | Former Ensysce [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash	7,800,000		7,800,000
Prepaid expenses	1,100,000		1,100,000
Goodwill	0		0
Other intangible assets	0		0
Debt instrument conversion price								$ 0.06585
Deferred transaction costs	$ 1,200,000		$ 1,200,000
Ensysce Biosciences, Inc [Member] | Investor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]					$ 1,200,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | First Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]					800,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | 18-Month Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]					400,000
Ensysce Biosciences, Inc [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Value, Subscriptions					$ 60,000,000.0